11. CHANGE TO PRIOR FINANCIAL STATEMENT (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Preferred Stock, Par Value	$ 0.001	$ 0.001
Additional Paid in Capital	$ 26,119,920	$ 25,550,331
Scenario, Previously Reported [Member]
Preferred Stock, Par Value		$ 0.01
Scenario, Restatement Adjustment [Member]
Preferred Stock, Par Value		$ 0.001
Additional Paid in Capital		$ 26,907